Document and Entity Information	May 19, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001585608
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 19, 2026
Entity Registrant Name	Jaguar Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36714
Entity Tax Identification Number	46-2956775
Entity Address, Address Line One	200 Pine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	371-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	JAGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false